SCHEDULE OF LEASE COST (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Lease Right-of-use Asset And Lease Liabilities
Operating lease cost	$ 968,170	$ 444,162	$ 2,878,730	$ 668,883	$ 1,021,267	$ 451,685
Short-term lease cost	20,955		62,799		35,727	63,785
Lease cost	$ 989,125	$ 444,162	$ 2,941,529	$ 668,883	$ 1,056,994	$ 515,470